Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2013	2012
Cost:
Land	$8,905	$9,607
Buildings	144,038	142,411
Leasehold improvements	1,757	3,270
Machinery and equipment	157,086	151,734
Computer equipment	33,621	33,253
Motor vehicles	220	236
Furniture, fixtures and office equipment	9,148	9,065
Advances for property and equipment	1,333	260

	356,108	349,836

Accumulated depreciation and impairment charges:
Buildings	$47,987	$43,280
Leasehold improvements	1,750	3,214
Machinery and equipment	121,044	113,315
Computer equipment	32,485	31,843
Motor vehicles	152	231
Furniture, fixtures and office equipment	7,425	7,203

	210,843	199,086

Depreciated cost	$145,265	$150,750

a.	Depreciation expenses were $14,329, $3,731, $15,154 and $15,745 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively. For related impairment charges, see Note 2.m.

b.	Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of March 31, 2013 and 2012. There were no additional capitalized interest and other costs as of March 31, 2013 and 2012, respectively.

c.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,609 and $4,699 as of March 31, 2013 and 2012, respectively.

d.	As for pledges – see Note 14.